Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Schedule of Carrying Value and Fair Value of Financial Instruments
The following table provides the carrying value and fair value of financial instruments at December 31, 2025 and December 31, 2024:

	December 31, 2025			December 31, 2024
	Carrying amount		Fair value	Carrying amount		Fair value
	Level 1(18)	Level 2		Level 1(18)	Level 2

Cash and cash equivalents (1)	$869,356	$—	$869,356	$856,797	$—	$856,797
Restricted cash (1)	2,311	—	2,311	2,177	—	2,177
Other receivables and deposits (1)	34,539	—	34,539	22,626	—	22,626
Marketable securities (2)	48,367	—	48,367	166,723	—	166,723
Investments in debt securities (3)	5,795	—	5,795	5,445	—	5,445
Trade receivables - concentrate (4)	—	111,030	111,030	—	57,832	57,832
Redemption option derivative asset (5)	—	14,703	14,703	—	7,575	7,575
Deferred consideration (6)	—	—	—	—	60,000	60,000
Accounts payable and accrued liabilities (1)	(330,180)	—	(330,180)	(240,912)	—	(240,912)
Deferred units liability (7)	(10,875)	—	(10,875)	(5,778)	—	(5,778)
Senior Notes, excluding derivative asset (8)	—	(498,846)	(503,850)	—	(498,578)	(491,350)
Term Facility - commercial loans (9)	—	(544,426)	(544,426)	—	(293,550)	(293,550)
Term Facility - RRF loans (9)	—	(211,568)	(211,568)	—	(119,935)	(119,935)
Term Facility - revolving VAT facility (9)	—	(34,915)	(34,915)	—	(10,937)	(10,937)
Foreign currency collars - liabilities (10)	—	(247)	(247)	—	(194)	(194)
Euro forward contracts - liabilities (11)	—	—	—	—	(2,353)	(2,353)
Gold collars - liabilities (12)	—	—	—	—	(20,465)	(20,465)
Gold commodity swaps - liabilities (13)	—	(69,528)	(69,528)	—	(18,149)	(18,149)
Copper commodity swaps - liabilities (13)	—	(23,087)	(23,087)	—	(3,165)	(3,165)
Interest rate swaps - liabilities (14)	—	(8,255)	(8,255)	—	(12,167)	(12,167)
Foreign currency forward contracts - assets (15)	—	12,033	12,033	—	—	—
Foreign currency forward contracts - liabilities (15)	—	—	—	—	(4,837)	(4,837)
Gold collars - Term Facility - liabilities (16)		(12,016)	(12,016)	—	—	—
Warrants (17)	—	398	398	—	52	52
Net financial assets (liabilities)	$619,313	$(1,264,724)	$(650,415)	$807,078	$(858,871)	$(44,565)
29. Financial instruments by category (continued)

(1)These assets and liabilities are carried at amortized cost and approximate fair values due to their short-term maturities.
(2)Marketable securities include publicly-traded equity investments classified as FVTOCI.
(3)Debt securities include publicly-traded debt securities classified as FVTOCI.
(4)Trade receivables (concentrate) arise from provisional pricing in contracts for the sale of metals in concentrate classified as fair value through profit and loss with fair value determined based on forward metal prices for the quotational period. Changes in fair value are recorded in revenue.
(5)The redemption option derivative asset associated with the Senior Notes is an embedded derivative separately recognized to reflect the redemption features of the Senior Notes and is classified as fair value through profit and loss (Note 16) with fair value based on models using observable interest rate inputs. Changes in fair value are recorded in finance costs.
(6)The deferred consideration is carried at amortized cost and approximates fair value (Note 8).
(7)Deferred units liability classified as fair value through profit and loss with fair value based on observable prices in active markets.
(8)Senior Notes, excluding the redemption option derivative asset (Note 16), is carried at amortized cost. The fair value of the Senior Notes is based on observable prices in active markets.
(9)The Term Facility (Note 16) is carried at amortized cost. The fair value of the Term Facility approximates the carrying amount.
(10)Canadian dollar and Euro zero-cost collars classified as fair value through profit and loss (Note 28(a)) with fair value based on observable forward foreign exchange rates.
(11)Euro forward contracts classified as fair value through profit and loss (Note 28(b)) with fair value based on observable forward foreign exchange rates.
(12)Gold zero-cost collars classified as fair value through profit and loss (Note 28(c)) with fair value based on observable forward metal prices.
(13)Gold and copper commodity swaps classified as fair value through profit and loss (Note 28(d)(i)) with fair value based on observable forward metal prices.
(14)Interest rate swaps classified as fair value through profit and loss (Note 28(d)(ii)) with fair value based on observable forward interest rates.
(15)U.S. dollar to Euro forward contracts classified as fair value through profit and loss (Note 28(d)(iii)) with fair value based on observable forward foreign exchange rates.
(16)Gold zero-cost collars classified as fair value through profit and loss (Note 28(d)(iv)) with fair value based on observable forward metal prices.
(17)Warrants classified as fair value through profit and loss with fair value based on observable prices in active markets.
(18)The fair value of financial instruments traded in active markets are based on quoted market prices at the date of the statements of financial position. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the group is the current bid price.